As filed with the Securities and Exchange Commission on March 28, 2006
                       File Nos. 333-123976 and 811-21748
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                              UNITED STATES
                       Securities and Exchange Commission
                             Washington, DC. 20549
                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  / /
    Pre-Effective Amendment No.                                          / /
    Post-Effective Amendment No. 1                                       /X/
                                    and/or
THE INVESTMENT COMPANY ACT OF 1940                                       / /
    Amendment No.4                                                       /X/

BREAD & BUTTER FUND, INC. - File Nos. 333-123976 and 811-21748
 (Exact Name of Registrant as Specified in Charter)

3633 Hill Rd. 3rd Flr.   Parsippany, NJ    07054
(Address of Principal Executive Offices) (Zip Code)

973-331-1000     (Registrants Telephone Number including Area Code)

James B. Potkul, Potkul Capital Management LLC
3633 Hill Rd. 3rd Flr  Parsippany,  NJ  07054
(Name and Address of Agent for Service)




Approximate Date of Proposed Public Offering:   On 03/28/06 pursuant to Rule 485
paragraph (b) POS.

It is proposed that this filing will become effective (check the appropriate
Box)
    [X]  immediately upon filing pursuant to paragraph (b)
    [ ]  on (date) pursuant to paragraph (b)
    [ ]  60 days after filing pursuant to paragraph (a) (1)
    [ ]  on (date) pursuant to paragraph (a) (1)
    [ ]  75 days after filing pursuant to paragraph (a) (2)
    [ ]  on (date) pursuant to paragraph (a) (2) of rule 485.

If appropriate, check the following box:
    [ ] This post-effective amendment designates a new effective date for a previous filed post-effective amendment.


















P R O S P E C T U S







March 28, 2006






BREAD & BUTTER FUND, INC.

The Fund is best suited for investors
seeking long-term capital appreciation.
The Fund will invest its assets in common stocks and other securities in which the Adviser believes are undervalued.






Investment Adviser: Potkul Capital Management LLC










The Securities and Exchange Commission has not approved or disapproved of these securities, nor has the commission determined that this Prospectus is complete or accurate. Any representation to the contrary is a criminal offense.














BREAD & BUTTER FUND, INC.
3633 Hill Rd. 3rd Flr.
Parsippany, NJ 07054
Http://www.BreadandButterFund.com

                               TABLE OF CONTENTS
RISK/RETURN SUMMARY
 Fund Investment Objectives/Goals................................. 1
 Principal Investment Strategies of the Fund...................... 1-2
 Determining if this Fund is Right for You
 Who Should Invest in this Fund .................................. 2
 Who Should Not Invest in this Fund .............................. 3
 Principal Investment Risks ...................................... 3-4
 Temporary Defensive Position .................................... 4

RISK/RETURN BAR CHART & TABLE .................................... 4
 Fees and Expenses ............................................... 5

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES & RELATED RISKS
 Investment Objectives ........................................... 5
 Principal Investment Strategies ................................. 6
 Concentration of Investments and Turnover ....................... 6
 Risks ........................................................... 7

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE
 Investment Advisor .............................................. 7
 Contract Terms .................................................. 7-8
 Custody of Investments .......................................... 8

CAPITAL STOCK
 Description of Common Stock ..................................... 9
 Voting Rights ................................................... 9

PRICING OF FUND SHARES
 Pricing of Fund Shares .......................................... 9
 Market Value of Securities ...................................... 9

PURCHASE OF FUND SHARES
 Initial Investment ............................ ................. 10
 Subsequent Purchases ............................................ 10
 Statements and Reports .......................................... 10
REDEMPTION OF FUND SHARES
 Endorsement Requirements ........................................ 10-11
 Redemption Price ................................................ 11
IRA ACCOUNTS ..................................................... 11-12
DIVIDEND AND DISTRIBUTIONS
 Reinvestments ................................................... 12
TAX CONSEQUENCES
 Tax Distribution ................................................ 13
PRIVACY POLICY ..................................................  13
FINANCIAL HIGHLIGHTS ............................................  13
WHERE TO GO FOR MORE INFORMATION ................................  14

  ACCOUNT APPLICATION FORMS are included separately with prospectus. Regular Account Application
 IRA Account Application




                           Bread & Butter Fund, Inc.
                           3633 Hill Road 3rd Floor
                            Parsippany, NJ 07054
                        973-331-1000       888-476-8585
                          www.BreadandButterFund.com

 PROSPECTUS                                              March 28, 2006


                         FUND INVESTMENT OBJECTIVE/GOAL

Bread & Butter Fund, Inc. (The Fund) investment objective is to seek long-term capital appreciation primarily by investing in securities the Adviser believes are undervalued.

                   PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund will adhere to a Contrarian/Value Investment Strategy which focuses on investing in out of favor and undervalued securities.
_______________________________________________________________________________
The Contrarian/Value Investment Strategy is a discipline that utilizes investor overreactions to capture inefficiencies in the market by investing in securi-ties that are out of favor and undervalued. A contrarian mindset is necessary to look at out of favor areas of the market. Usually out of favor securities are in the least popular areas of the market, surrounded by controversy and investor sentiment is negative. Typically with fewer investors analyzing a security or sector, there is a greater chance that share price inefficiencies and undervaluation exist in the short term. Investors frequently overreact to current economic, company and industry information leading to hastily made investment decisions. These decisions may cause a particular security, industry group or entire market to become undervalued in the short-term.
_______________________________________________________________________________

Among such investments the Fund will emphasize is the purchase of small, medium and large capitalization U.S. common stocks. The Fund will typically invest in common stocks, although it may also invest in other equity securities; pre-ferred stocks, convertible bonds, convertible preferred stocks and foreign stocks. In addition, the Fund retains the flexibility to invest in fixed income securities;investment grade corporate bonds, below investment grade (junk) corporate bonds,U.S. treasury bonds, foreign government bonds and REITS. The Adviser believes that the price you pay for an investment is very important to the long-term return of that investment and to minimize permanent loss of capital. The Adviser will concentrate research efforts in areas of the market that are currently out of favor in order to find undervalued securities. Also, the Adviser believes that investors continually overreact by overpaying for the most popular stocks while discounting the unpopular stocks. It is these extreme swings between optimism and pessimism, just like a pendulum, that is used to build long-term capital appreciation. This is the Contrarian aspect of the strategy. The Adviser will then focus on those securities that trade at a discount or reasonable price to various fundamental valuation criteria. The Adviser believes the following undervalued characteristics are important in the security selection process:

*Freecashflow/Cashflow
*Current as well as anticipated future levels of earnings
*Book Value or replacement cost of assets
*Private Market Values/Franchise Value
This is the value aspect of the investment strategy.

                                         1

Adviser will maintain a proprietary list of potential investment securities that meet strict valuation criteria that become potential candidates for future purchase. In order to be included in the Fund, each security will go through a rigorous Four Step Investment Process in order to determine its long-term investment viability. The Adviser will intensify and increase its interest in a security in the face of negative price action.
The Four Step Investment Process is the following:
1. Complete Financial Statement Analysis/Financial Integrity - The Adviser will analyze the 10k annual report, the 10q quarterly report, the proxy and the accompanying footnotes to these SEC documents of the company. This in-depth analysis will allow the Adviser to have the conviction in the company's financial strength and flexibility to weather a difficult environment.

2. Industry Dynamics - The Adviser will analyze the current competitive landscape in the Industry. The Adviser prefers to invest in companies that possess a leading competitive position in an industry that has a growing long-term outlook within a reasonable pricing environment, has products or services that provide real value to the customer and are not faddish in nature and have at least some barriers to entry.

3. Overall Management Strategy - The Adviser searches for high quality management teams that make prudent operating and capital allocation decisions to grow the underlying value of the business. Also, they want management teams that treat shareholders like partners and have a vested stake in the company.

4. Analyst Sentiment - The Adviser looks at analyst estimates and ratings preferably when downgrading and upgrading. The market reactions to these rating changes are used to the Fund's advantage when acquiring or liquidating a position.

Once a position is acquired, constant research and monitoring follow throughout the holding period. As with accumulation, selling is also price stimulated. When a security approaches what the Adviser considers a fully valued price, then a sell strategy will begin. The Adviser will seek to maximize gains by selling into strength. In cases where the stock moves ahead of the fundamentals the Adviser may sell a portion of the position to stay disciplined with current valuations. Also, if the initial assumptions regarding a company are invalid or inaccurate, the Adviser will sell out the entire position. The Adviser tends to be fully invested. However, when there is a lack of good values based on our investment strategy, then cash reserves may increase to higher than normal levels. Cash is only invested when undervalued opportunities that meet our disciplined Contrarian/Value Strategy are found. In difficult markets, the Adviser may find select trading opportunities for short-term profits.
While it is anticipated that the Fund will invest across a broad range of industries or group of industries, certain industries may be over weighted in the Fund at any time. This may happen since the Adviser seeks the best value presented in the markets regardless of the particular industry. This may include industries that are economically depressed or any industry out of favor.

               DETERMINING IF THIS FUND IS RIGHT FOR YOU
You should consider investing in this Fund if:
*You are seeking long-term capital appreciation.
*You want to invest in Large, Medium and Small capitalization companies. *You are willing to accept higher risk for the opportunity to pursue higher returns.
*You are investing for the long term or more than 5 years.
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You should not invest in this Fund if:
*You are worried about the possibility of price swings and market declines. *You prefer to invest only in large, more established companies.
*You are interested in current income.
*You are investing for the short term.

                          PRINCIPAL INVESTMENT RISKS

If you buy shares in Bread & Butter Fund, you may lose money. The investment return and the principal value of an investment in the Fund can fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. We think the following are some of the significant risk factors of the Fund.

Market Risks: U.S. or foreign stock markets may go down. Common stock prices can change rapidly and unpredictably as a result of political or economic events having little to nothing to do with the fundamentals of a specific security.

Company Specific Risks: An adverse event can depress the share price of a particular security such as an earnings disappointment, litigation against an industry or company, changes in government regulations affecting the company or industry, loss of a major customer and competitive industry factors.

Company Capitalization Risks: The Fund's flexible investment approach could result in owning small and medium capitalization companies. Investing in small and medium companies generally involves greater risk than investing in larger companies. Small and medium companies typically have limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in limited trading volumes.

Headline Risks: Since we are contrarian investors we buy companies that are out of favor and can be the subject of adverse media attention. The company may be involved in litigation, financial reports may be questioned, corporate governance issues, greater government regulation is contemplated or other adverse events may threaten the company's future. Our research sometimes fails us and are subject to potential losses.

Selection Risk: The Fund is actively managed, so it may look and perform differently than the broad stock market indices. The securities the Adviser selects for the Fund may under-perform the major stock indices. The Fund's Contrarian/Value investment strategy may under-perform growth oriented or other investment strategies at various times.

Non-Diversification Risk: The Fund is non-diversified which means that it may invest in a relatively high percentage of its assets in a limited number of holdings in any industry or group of industries. As a result the Fund may be susceptible to increased volatility of the Fund's investment performance as compared to funds that invest in a larger number of securities. The Fund may seek only enough diversification in its security selections to maintain its federal non-taxable status under Sub-chapter M of the Internal Revenue Code. See section "Tax Consequences" of the prospectus for information about what level of Sub-Chapter M is required of the Fund.

Fixed Income Risk: Fixed income securities are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risks is the possibility that the issuer

                                        3



of a fixed income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded The Fund could lose money if the issuers cannot meet their financial obligations or go bankrupt. These risks and below investment grade bonds (junk) are discussed in greater detail on page 5.

REIT Risk: A REIT is a Real Estate Investment Trust. It is a pooled investment vehicle that purchases primarily income-producing real estate related interests.There are certain real estate related risks. These risks include, among other, changes in local economic conditions, possible declines in real estate values,the possible lack of available funds for loans to purchase real estate, overbuilding in particular areas, prolonged vacancies in rental properties, changes in tax laws, the costs associated with storm damage and changes in property taxes, rents and interest rates can lead to investment losses.

Foreign Risk: Investing in foreign securities, including securities of foreign government bonds, typically involves more risks than investing in U.S. Securities. These risks, which can increase the potential for losses in the Fund and affect its share price, are discussed in greater detail on page 5.

A New Fund: The Fund has no history of operations.

Temporary Defensive Position: The Fund may hold a higher than normal cash position due to a lack of undervalued investment ideas that meet the Contrarian/ Value investment strategy and due to defensive measures taken by the Adviser to preserve capital in unusual market turmoil. The Fund may invest in short-term debt securities (BBB or better), high grade commercial (AA or Better), and/or obligations of the U.S. Government and its agencies. This high cash position may prevent the Fund from achieving its stated investment objective of long-term capital appreciation.


                         RISK/RETURN BAR CHART AND TABLE

The Fund has not provided a risk/return chart or table because the Fund has commenced operations on October 31, 2005 and has been in existence for less than a year, but after it has been in existence for a calendar year it will provide the chart and table. It should be noted that any past performance of the Fund (before and after taxes), that will be shown will not be an indication of future results.















                                          4




                              FEES AND EXPENSES OF THE FUND

The following table describes fees and expenses that you may pay if you buy and hold Fund shares.

    Shareholder Fees (fees deducted from Fund assets):
        Maximum Sales Charge (Load) Imposed on Purchases:           None
        Maximum Deferred Sales Charge (Load):                       None
        Maximum Sales Charge (Load) on Reinvested Dividends:        None
        Redemption Fee:                                             None
        Exchange Fee:                                               None
        Maximum Account Fee:                                        None
     ***IRA Custodian Fee:                                          None

    Annual Fund Operating Expenses (expenses deducted from Fund assets):
       *Management Fees:                                            1.00%
        Distribution (and/or Service) (12b-1) Fees:                 none
      **Other Expenses:                                            10.21%
       *Gross Expenses                                             11.21%
       *Fee Waiver [and/or Expense Reimbursement]                  (9.81%)
            *Total Annual Fund Operating Expenses:                  1.40%
*The Adviser under contract must waive sufficient management fees to hold the total Fund expenses to 2.00%. The Adviser may terminate waiver of management fee when fund assets cover 2% of expenses. Currently, the Adviser is voluntarily holding total annual Fund expenses at 1.40% for the foreseeable future. The Adviser at its own discretion and under no obligation may waive management fees to further lower total expenses of the Fund. The Fund's administrative expenses will be under constant Board of Director review in order to best serve the interests of shareholders.
The Fund has been operating since October 31, 2005.
    **Other expenses are estimated for the current fiscal year. Other includes Fund operating expenses such as bookkeeping, record-keeping and procedures, shareholder reports, printing and dealings; annual meeting expense and Board of Director expense; miscellaneous office expenses;
brokerage commissions; custodian, legal, accounting, insurance and registration fees; taxes.
   ***The IRA Custodian Fee is not charged if the account balance is at least $10,000. A $25 fee may be charged annually on all IRA accounts in which there is an account balance below $10,000, at the discretion of the Fund's Management or Directors. If the fee is charged, each account holder will have the choice of paying the fee directly, or having it deducted from their IRA account balance.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be lower, based on these assumptions your costs would be:

                          1 year          3 years
                          $203            $628

    INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, AND RELATED RISKS

                             Investment Objectives
The Fund seeks long-term capital appreciation primarily by investing in securities the Adviser believes are undervalued. The Fund's investment objectives are fundamental policies and may not be changed without a vote of
shareholders.                           5
                          Principal Investment Strategies
Security Selection criteria: As stated in the section "Principal Investment Strategies of the Fund" the Fund seeks to achieve its objective by focusing on investment in securities that the Adviser believes are undervalued based on one or a combination of fundamental valuation characteristics such as Free cashflow/ Cashflow, current as well as anticipated future levels of earnings, Book value or replacement cost of assets and Private market value/Franchise value. However there is no guarantee that the Adviser's valuations are accurate. Even though a security is purchased below its perceived value, there may be unforeseen changes in the business that may lead to a decline in value of the security.

The Adviser will then put the security through a rigorous Four Step Investment Process to determine long-term investment viability: 1.Complete Financial Statement Analysis/Financial Integrity 2.Industry Dynamics 3. Overall Management Strategy 4. Analyst Sentiment. If the Adviser is unable to find undervalued securities cash balances may rise temporarily. The cash balances will be invested in cash equivalents such as Government Treasury Bills, high-grade commercial paper (AA or better) money market and government agency paper. The cash balances may reduce Fund risk, but may prevent the Fund from achieving its stated investment objective of long-term capital appreciation. The Fund may invest in several types of securities that are undervalued in order to meet the Fund's objective.
This flexible investment approach allows the Fund to invest up to 30% in Foreign securities, up to 15% in lower rated (below investment grade bonds); Preferred stock, Corporate and Government (fixed income/Debt 70%) Bonds and REITS.

Foreign Securities: The Fund will normally limit its foreign investments to foreign companies that trade on U.S. exchanges as ADRs or over the counter markets. Foreign securities involve risks that may cause the Fund's performance to be more volatile. Foreign economies may not be as strong or as diversified, foreign political systems may not be as stable, and foreign financial reporting standards may not be as rigorous as they are in the U.S. In addition, foreign capital markets may not be as well developed, so securities maybe less liquid, transaction costs may be higher, and investments may be subject to government regulation. The securities may be denominated in foreign currencies, which float in value against the U.S. dollar. When foreign currencies lose value against the U.S. dollar, the value of the Fund's investments denominated in foreign currencies will lose value when they are converted back to dollars.

Below Investment Grade Bonds (Junk Bonds): The fixed income securities may be non-rated debt and or debt rated D, the lowest rating category by S&P and Moody 's. Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears. Such debt obligations are rated below investment grade and are regarded as extremely speculative investments with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. Such securities are also generally considered to be subject to greater risk than securities with higher ratings with regard to deterioration of general economic conditions.
REIT: A REIT is a Real Estate Investment Trust. A REIT is a pooled investment vehicle that purchases primarily income-producing real estate or real estate related interests. The Fund's investment in REIT's is subject to certain real estate related risks. These risks include, among other; changes in general and local economic conditions, possible declines in the value of real estate, the possible lack of available money for loans to purchase real estate, overbuild-ing in particular areas, prolonged vacancies in rental properties, changes in tax laws, the costs associated with damage to real estate resulting from storms and changes in property taxes, rents and interest rates.
Non-Diversification of Investments: The Fund may be more concentrated than other equity funds. The Fund generally will hold 15 - 40 securities. It may hold fewer than 15 securities or more than 40 securities if deemed prudent by the Adviser. The securities are generally held for the long-term.
Portfolio Turnover Policy: The Adviser's goal will be to minimize transaction cost and taxes in the portfolio within the framework of following their Contrarian/Value Investment Strategy. By minimizing these costs, the Fund can add incremental returns to the Fund over the long-term. The Adviser will use a disciplined trading strategy for purchasing and selling securities within the Fund.
                                        6


The Adviser will establish price limits for purchasing and selling securities based on security valuation estimates. Portfolio turnover is computed by dividing the lessor of the Fund's total purchases or sales of securities within the period by the average monthly portfolio value of the Fund during such period.
The Adviser expects to have about 35% turnover annually. The Fund will not invest 25% or more of total assets at the time of purchase, in securities in any one industry or group of industries. The Fund will not invest more than 15% of the total assets at the time of purchase in the securities of any one issuer.

Liquidity Policy: The Fund may invest up to 15% of its net assets at time of purchase in securities with a limited trading market. Reduced liquidity may have an adverse impact on market price and the Fund's ability to sell particular securities when necessary to meet the Fund's liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of an issuer. Reduced liquidity may make it more difficult for the Fund to obtain market quotations based on actual trades for the purpose of valuing the Fund's portfolio.

                                   Risks
See section "Principal Risks of Investing in the Fund" as to the risks that may cause the investor to lose money in the Fund.

Portfolio Holdings: A complete description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information (SAI) is available.

                  MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

Potkul Capital Management LLC is the Investment Adviser of the Fund. The Adviser?s address is 3633 Hill Rd 3rd Flr. Parsippany, NJ 07054. Mr. James B. Potkul is the President/Chief Investment Officer of Potkul Capital Management LLC and he will serve as President/Portfolio Manager of the Fund. Since 1995, Mr. Potkul has managed and advised separate accounts using the same Contrarian/Value Strategy by the Fund for high net worth clients at his firm. Past experience of the Adviser:(1992-1994) Dreyfus Corporation - Investment Counselor;(1991-1992) Ivy Capital Management - Portfolio Manager; (1990-1991) ADP Inc. - District Manager; (1988-1990); Merrill Lynch Inc. - Investment Adviser; (1986-1988) Quick & Reilly Inc. - Trading desk/Floor Trading Clerk Amex & NYSE. Mr. Potkul earned a BA in Economics and Organizational Behavior & Management at Brown University.
The Adviser has no prior experience advising a registered investment company.

The Investment Adviser will provide the following services to the Fund:
*Continuously monitor and review the Fund's investment portfolio
*Manage and implement various security purchases and sales based on the Fund's investment strategy and objective.
*Compensate the Fund's personnel who may be officers, directors or employees of the Investment Advisor.
*Pay the initial organizational costs of the Fund
*Act as the Fund's transfer agent by handling all share purchases/redemptions
                                          7
On July 25, 2005, the Directors of the Fund approved a management and advisory contract with Potkul Capital Management LLC. This Agreement will continue on a year to year basis provided that approval is voted on at least annually by specific approval of the Board of Directors of the Fund or by vote of the holders of a majority of the outstanding voting securities of the Fund. In either event, it must also be approved by the majority of Directors of the Fund who are neither parties to the agreement or interested persons as defined in the Investment Company Act of 1940 at a meeting called for the purpose of voting on such approval.

Contract Terms: Under the agreement, Potkul Capital Management LLC (PCM), the Adviser, will have full account discretion and responsibility for the investment management of the Fund. The agreement may be terminated at any time, without payment or penalty, by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days written notice to Potkul Capital Management LLC. In the event of its assignment, the agreement will terminate automatically. For these services, the Fund has agreed to pay Potkul Capital Management LLC a fee of 1% per year on the average net assets of the Fund. This fee is computed and accrued on the average daily net asset value of the Fund and is payable monthly. The Investment Adviser would waive sufficient fees to hold the total expenses of the Fund to less than 2% of the first $10 million in averaged assets and 1.5% of the next $20 million Pursuant to its contract with the Fund, the investment adviser is required to pay all costs of travel and materials required in its research efforts; this is so that the Adviser may fulfill its duty to manage the Fund. The Adviser is to pay the salaries of the Fund's officers, directors or employees who are employees of the Investment Adviser. PCM will provide transfer agent services to the Fund as described in the SAI.
The Fund pays the following expenses, if any:
Director's fees, legal, Accounting fees, Interest, Taxes, Brokerage Commissions ,Bookkeeping and Record Maintenance, Operating its Offices, Transfer Agent Fees and Custodian Fees.
The Fund paid the Adviser 1% of the Fund's average daily net assets for the fiscal year ended 12/31/05. The discussion regarding the basis for the Board of Director's approving any advisory contract of the Fund will be available in the Fund's Annual Report.


Portfolio Manager: The Portfolio Manager responsible for overseeing the Fund's investments is James B. Potkul. James B. Potkul founded Potkul Capital Management LLC (PCM) in 1995. He is President of the Fund and is President/ Chief Investment Officer and principal of PCM. Mr. Potkul received his BA degree in Economics and Organizational Behavior/Management from Brown University. For the past 5 years, he has been managing and advising high net worth separate accounts at his firm.

The SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the manager's ownership of Fund shares.

Custody Of Investments: The Fund will operate under rule 17f(4) and its amendments under the Investment Company Act of 1940. Therefore, securities and similar investments of the Fund will be maintained with a "Securities Depository" registered with the Securities and Exchange Commission ("SEC") or a federal reserve bank by using the following intermediary custodian:
  1. Charles Schwab & Co. ("Schwab") With offices throughout the United States. The Fund's securities and similar investments will be held in street name and maintained in bookkeeping entry by the "Securities Depository". Schwab met the following criteria required under Rule 17f-4:

                                        8

   A. Not affiliated with the Fund.
   B. Use a federally registered "securities depository" known as Depository Trust Company ("DTC") to hold clients assets.
   C. Exercise due care in accordance with reasonable commercial standards in discharging its duty as a securities intermediary to obtain and thereafter maintain such financial assets.
   D. Provide promptly, upon request by the Fund, such reports as are available concerning internal accounting controls and financial strength of custodian.

Legal Preceedings: As of the date of this prospectus, there was no pending or threatened litigation involving the Fund in any capacity whatsoever.

                                 CAPITAL STOCK

Description of Common Stock: The authorized capitalization of the Fund consists of 100,000,000 shares of common stock of $0.001 par value per share. Each share has equal dividend, distribution and liquidation rights. There is no conversion or pre-emptive rights applicable to any shares of the Fund. All shares are issued in book format (no certificates) and are fully paid and non-assessable.

Voting Rights: Each holder of the Fund's shares has one vote for each share held. Voting rights are non-cumulative. Therefore, the holders of a majority of the Fund shares can elect all directors of the Fund if they so choose, although holders of the remaining shares are still able to cast their votes.

                             PRICING OF FUND SHARES

When and How do We Price: The net asset value of the Fund's shares is determined as of the close of each business day the New York Stock Exchange is open (presently 4:00 p.m.) Monday through Friday exclusive of Presidents Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving, Christmas, New Year's Day Martin Luther King Day and special days the exchange is closed. The net asset value is the price of each share and is determined by dividing the value of the Fund's securities, plus any cash and other assets less all liabilities, excluding capital surplus, by the number of shares outstanding.

Market Value of Securities: The market value of each security held by the Fund that are listed on a national exchange and/or over the counter markets is determined to be the last recent sales price on such exchange or market. Listed Securities that have not recently traded are valued at the last bid price in such market. The fair value of securities for which current market quotations are not readily available will be evaluated or determined in good faith by the Fund's Board of Directors. Zero Coupon Bonds, US government Treasury Notes and all bonds that trade OTC (over the counter) are priced at the current bid price at 5:00 p.m. est. the close of OTC bond market trading) Foreign securities traded as ADR's will be priced on the close of the US exchanges. Foreign securities that trade on their domestic markets will be valued at the close of the markets along with any currency translations.

              FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES
The Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculation on short-term market movements. Short-term trading ("market timing") involves frequent purchases and redemptions of Fund shares and may harm long-term shareholders of the Fund by diluting the value of Fund shares held by long-term shareholders, inter-fering in the efficient management of the Fund's portfolio, increasing short term capital gains which are taxable at a higher rate, and increasing brokerage and administrative costs. Accordingly, the Fund's Board has adopted a policy pursuant to which the Fund seeks to prohibit market timing. The Fund or its agent may reject, without any prior notice, any purchase orders by any investor or group of investors, including purchase orders that the Fund believes are attributable to market timers or are otherwise excessive or potentially disruptive to the Fund. Orders placed by investors in violation of the excessive trading policies may be revoked or cancelled, without prior notice, by the Fund on the next business day after receipt of the order.

                            PURCHASE OF FUND SHARES

The offering price of the shares offered by the Fund is at the net asset value per share next determined after receipt of the purchase order by the Fund and is computed in the manner described in the above section "Pricing of Fund Shares". The Fund reserves the right at its sole discretion to terminate the offering of its shares made by this Prospectus at any time and to reject purchase applications when, in the judgment of management such termination or rejection is in the best interest of the Fund. The Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculation on short-term market movements. The Fund prohibits market timing and short-term trading because it can be disruptive to efficient Fund management, increase Fund expenses, increase taxes through short-term capital gains which are taxed at higher tax rate, consequently harming the Fund's performance and the Fund's shareholders.


                                        9



Initial Investments: Initial purchase of shares of the Fund may be made only by application submitted to the Fund. For the convenience of investors, an account application is included in every request for a prospectus. To receive this information either call 1-888-476-8585,visit our web site at and download a copy or write to: Bread & Butter Fund, Inc. 3633 Hill Rd. 3rd Flr. Parsippany, NJ 07054.
To open an account send a signed completed application along with a check made payable to the Bread & Butter Fund to the above address. Cash, credit cards, travelers and third party checks will not be accepted. Purchases must be made in U.S. dollars and must be drawn on U.S. banks. The minimum initial purchase is $3,000, which is due and payable within three business days after the purchase date. Less may be accepted under special circumstances such as an investor who is committed to making regular additional investments over time or a custodian account.
The Fund reserves the right at its sole discretion to terminate the offering of its shares made by this Prospectus at any time and to reject purchase applications when, in the judgment of management such termination or rejection is in the best interest of the Fund.

The Fund only issues book-entry shares. Therefore (no certificates) are issued.

Subsequent Purchases: Subsequent purchases may be made by mail or by phone and are due and payable within three business days after the purchase date. Telephone privileges to purchase shares are given to those shareholders that indicate the selection of "telephone instructions" on the Fund's application form. The minimum is $500, but the officers of the Fund may permit exceptions.

Fractional Shares: Fractional shares to three decimal places are offered by the Fund.

Anti-Money Laundering: Please note that in compliance with the USA PATRIOT ACT of 2001, the Fund will verify certain information on your account application as part of the Fund's Anti-Laundering Program. As requested on the application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing P.O. Boxes will not be accepted. If you do not supply the necessary information, an account may not be opened.

Statements and Reports: Confirmation statements are sent from the Fund after each transaction affecting your share balance and/or account registration. The Fund will send account statements to each shareholder quarterly along with quarterly reports. Also, the Fund will send to all shareholders an annual report containing audited financial statements after the end of the fiscal year on December 31st. Semi-annual report which are not audited are sent after June 30th.
                           Redemption of Fund Shares

Redemption Requirements: Shareholders may redeem all or any part of their shares on any day the Fund is open for business. To sell Fund shares, send written instructions, signed by the shareholder(s) with the proper signature guarantee, if applicable to: Bread & Butter Fund 3633 Hill Rd. 3rd Flr. Parsippany, NJ 07054.
A signature guarantee is designed to protect the Fund and its shareholders from fraud. A signature guarantee is required to redeem shares in the following situations:
   *The redemption is for more than $20,000.
   *The redemption proceeds are to be paid to someone other than the registered owner of the shares
                                       10

   *The proceeds are to be mailed to an address other than the registered address of record.
   *A change of address request has been received by the Transfer Agent within the last 15 days.
   *Ownership of the Account has changed.

A signature guarantee assures that a signature is genuine. The signature guarantee protects shareholders from unauthorized account transfers. Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/dealers, national securities exchanges or clearing agencies. NOTARY PUBLICS cannot provide signature guarantees.

Redemption Price: The redemption price is the net asset value per share next determined after proper written notice is received by the Fund for redemption of shares. The proceeds received by the shareholder may be more or less than his/her cost of such shares, depending upon the net asset value per share at the time of redemption. The shareholder should treat the difference as a capital gain or loss for federal income tax purposes.

Redemption Payment: Payment by the Fund will ordinarily be made within seven days after the tender. The Fund may suspend the right of redemption or postpone the date of payment if: The New York Stock Exchange is closed for other than customary weekend or holiday closings, or when trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or when the Securities and Exchange Commission has determined that an emergency exists, making disposal of fund securities or valuation of net assets not reasonably practical. The Fund intends to make payments in cash, however, the Fund reserves the right to make payments in kind. It should be noted that shareholders will incur brokerage costs when selling the securities received as part of an in kind distribution. Shareholders would also have continuing market risk by holding these securities. The Fund does not intend to issue in kind redemptions using illiquid securities.

                                IRA ACCOUNTS
Individual Retirement Accounts (IRA) is available to eligible individuals.There is an initial minimum investment of $3,000 and subsequent minimum investment of $500. These tax-deferred accounts allow participants to earn interest, dividends or capital gains that can grow tax deferred or tax free depending on the type of IRA chosen. Some or all of your IRA contributions may be tax deductible in certain IRA accounts depending on your annual income. Withdrawals made before the age of 59 1/2 and/or non-qualifying account (such as a participant's annual contribution exceeding the maximum limit) can result in regular income tax payable and an additional tax penalty. The maximum contribution limit is $4,000 for 2005 through 2007. If you are aged 50 or older the maximum annual contribution limit is $4,500 for 2005 and $5,000 for 2006 and 2007. The IRA plans also permit investors to "roll over" a lump sum distribution from a qualified pension (401k) or profit sharing plan. We suggest investors seek advice from their accountant/tax adviser to determine the best retirement plan for you.
If requested, IRA account application forms, plan specific information, and instructions are enclosed with the Fund's prospectus. The Fund offers the following IRA type plans and IRA account transfers:
         *Traditional IRA                 *Roth IRA
         *Rollover IRA                    *SEP-IRA
         *Simple IRA                      *Money Purchase & Profit Sharing
         *403(b)(7) Accounts              *Educational IRA


                                       11

                            IRA Trustee & Custodian
Delaware Charter Guarantee & Trust Company, conducting business as Trustar Retirement Services, has agreed to act as trustee for the Fund's IRA plans and Potkul Capital Management LLC will provide investment and custodial services for the Fund's IRA accounts.
IRA Fees: Trustar Retirement Services acting as trustee for retirement accounts charges the participant a $25 maintenance fee each year for accounts under $10,000 balance at the discretion of Management and Directors. This fee may be paid directly by the IRA owner or the Custodian may deduct it from your IRA account. This fee is not prorated for periods of less than one full year. There is a $50 fee for closing out retirement accounts. There are no waivers of this fee.


                          DIVIDENDS & DISTRIBUTIONS
Re-Investments: The Fund will automatically use the taxable dividend and capital gains distributions for purchase of additional shares for the shareholder at net asset value as of the close of business on the distribution date. Cash Payouts: A shareholder may, at any time, by letter or forms supplied by the Fund direct the Fund to pay dividends and/or capital gains distributions, if any, to such shareholder in cash.

                               TAX CONSEQUENCES
Under provisions of Sub-Chapter M of the Internal Revenue Code of 1986 as amended, the Fund, by paying out substantially all of its investment income and realized capital gains, intends to continue to be relieved of federal income tax on the amounts distributed to shareholders. In order to qualify as a "regulated investment company" under Sub-Chapter M, at least 90% of the Fund's income must be derived from dividends, interest and gains from securities transactions, and no more than 50% of the Funds assets may be in two or more securities holdings that exceed 5% of the total assets of the Fund at the time of each security's purchase. Not qualifying under Sub-Chapter M of the internal Revenue Code would cause the Fund to be considered a personal holding company subject to normal corporate income taxes. This would reduce the value of shareholder holdings by the amount of taxes paid. Any subsequent dividend distribution of the Fund's earnings after taxes would still be taxable as received by shareholders. Jobs and Growth and Tax Relief Reconciliation Law of 2003 reduced the rate on "qualifying dividends" to 15% (5% for those in 10% or 15% income tax bracket). The Fund may invest in companies that pay "qualifying dividends". Investors in the Fund may benefit from the new tax bill and its lower tax rate on taxable quarterly dividend payments, attributable to corporate dividends, distributed by the Fund.
                                       12




Tax Distributions: The Fund's distributions (capital gains and dividend income) whether received by shareholders in cash or reinvested in additional shares of the Fund, may be subject to federal income tax payable by shareholders. All income realized by the Fund including short-term capital gains will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Directors. Dividends received shortly after purchase of Fund shares by an investor will have the effect of reducing the per share net asset value of his/her shares by the amount of such dividends or distributions. You should consult a tax advisor regarding the effect of federal, state, local and foreign taxes on an investment in the Fund.

Federal Withholding: The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.


                        DISTRIBUTION ARRANGEMENTS

The Fund is a truly no-load fund in that there are NO purchase or sales fees and no 12b-1 fees.


                              PRIVACY POLICY
Regulation S-P: The U.S. Securities and Exchange Commission has adopted a regulation regarding the "Privacy of Consumer Financial Information" known as Regulation S-P. This regulation states that financial institutions such as the Fund must provide the shareholder with this notice of the Fund's privacy policies and practices on an annual basis. The following items (A & B) detail the Fund's policies and practices:

A. Information We Collect - Information we receive from you on application or forms include: your name, address, social security number or tax ID number, W9 status, phone number and citizenship status. Information about your transactions with us include: your account number, account balances and transaction histories.

B. The Fund's Disclosure Statement - We only disclose personal information about any current or former shareholder of the Fund as required by law.
And, since we handle regular transactions internally the number of employees that even see your information is limited. We also require all of the Fund's brokers, and our Investment Adviser that acts as the Fund's transfer agent to adopt the regulations of regulation S-P, as specified above by the Fund.
                       Financial Highlights Information
The financial highlights table is intended to help you understand the Fund's financial performance per share for the period from October 31, 2005 (commencement of investment operations)to December 31, 2005. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Sanville & Company, Independent Registered Public Accounting Firm, whose report, along with the Fund's financial statements, are included in the "Statement of Additional Information", that is available upon request For share of capital stock outstanding throughout the period December 31;

                                                             2005*
PER SHARE DATA:
Net Asset Value, Beginning of Year                          $10.00
Income from Investment Operations:

Net Investment Income      (1)                                 .02
Net Realized and Unrealized Gain on investments                .15
                                                              ------
Total Income (Loss) From Investment Operations                 .17

Less Distributions                                            (.02)

Net Asset value, End of Year                                 $10.15

Total Return (2)                                               1.73%


Ratios and Supplemental Data:
Net Assets, End of Year                                      $712,363
Ratio of Expenses, after reimbursement
To Average Net Assets                                          1.40% a
Ratio of Expenses, before reimbursement
To Average Net Assets                                         11.21% a
Ratio of Net Investment Income to
Average Net Assets                                             1.68% a
Portfolio Turnover Rate (%)                                    0.00%


a = annualized

*For the period from October 31, 2005 (commencement of investment
 Operations) to December 31, 2005.

1 Per share net investment income has been determined on the basis of average number of shares outstanding during the period
2  Total return assumes reinvestment of dividends



                                      13









                        WHERE TO GO FOR MORE INFORMATION

You will find more information about the Bread & Butter Fund, Inc. in the following documents: Statement of Additional Information (SAI) - The Statement of Additional Information contains additional and more detailed information about the Fund, and is considered to be a part of this Prospectus.

Annual and Semi-annual Reports - Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual reports to shareholders. In addition, a discussion of the Fund's strategies and market conditions that significantly affected the Fund's performance during its last fiscal year will be in the annual report.


There are Two Ways to Get a Copy of One or More of These Documents:

1. Call or write for one, and a copy will be sent without charge. OR visit the Fund's web site at www.BreadandButterFund.com view all reports and holdings.


                         Bread & Butter Fund, Inc.
                           3633 Hill Rd 3rd Flr.
                           Parsippany, NJ 07054
                     1-973-331-1000     1-888-476-8585
                        www.BreadandButterFund.com


2. You may also obtain information about the Fund (including the Statement of Additional Information and other reports) from the Securities and Exchange Commission on their Internet site at http://www.sec.gov or at their Public Reference Room in Washington, D.C. Call the Securities and Exchange Commission
at 1-800-SEC-0330 for room hours and operation.   You may also obtain Fund
information by sending a written request and duplicating fee to the Public Reference Section of the SEC, Washington, D.C. 20549-6609 or by electronic request at the E-Mail address publicinfo@sec.gov. Please contact the Fund at the above address, phone number or at the web site toll free phone number and Fund web site if you wish to request other information and/or make shareholder inquires.

                     WHY YOU SHOULD READ THIS PROSPECTUS

In this prospectus, we presented the objectives, risks and strategies of the Fund in plain and, hopefully, understandable language. The Prospectus is designed to aid you in deciding whether this Fund is one of the right investments for you. We suggest that you keep it for future references.




             Bread & Butter Fund, INC. - SEC file number 811-21748







                                         14




                          BREAD & BUTTER FUND,  INC.
                            3633 Hill Rd. 3rd Flr.
                             Parsippany, NJ 07054
                                973-331-1000
                                888-476-8585
                           www.BreadandButterFund.com

                                    Part B
                      STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information ("SAI") is not a prospectus, but should be read in conjunction with the Fund's current Prospectus dated March 28, 2006. This SAI incorporates by reference the Fund's Annual Report to shareholders for the fiscal year ended December 31, 2005, which was filed with the Securities and Exchange Commission on March 2, 2006. To obtain a free copy of the Prospectus or Annual Report, please write or call the Fund at the address or the telephone numbers or visit the website at www.breadandbutterfund.com that are shown above.

                               TABLE OF CONTENTS
  FUND HISTORY ............................................................. 1
  DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS
    Classification.......................................................... 1
    Investment Strategies and Risks ........................................ 2
    Fund Investment Restrictions ........................................... 3
    Temporary Defensive Position and Portfolio Turnover .................... 3
    Disclosure of Portfolio Holdings........................................ 3
  MANAGEMENT OF THE FUND
    Board of Directors ..................................................... 4
    Management Information ................................................. 5
    Compensation and Sales Loads ........................................... 6
  CODE OF ETHICS ........................................................... 6
  DISCLOSURE CONCERNING PROXY VOTING RELATED TO PORTFOLIO SECURITIES........ 6
  CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
    Control Persons ........................................................ 7
    Principal Holders ...................................................... 7
    Management Ownership ................................................... 7
  INVESTMENT ADVISORY AND OTHER SERVICES
    Investment Adviser ..................................................... 7
    Principal Underwriter................................................... 7
    Third Party Payments and Service Agreements ............................ 8
    Other Investment Advice ................................................ 8
    Dealer Reallowances and Other Services ................................. 9
  BROKERAGE ALLOCATIONS AND OTHER PRACTICES
    Brokerage Transactions ................................................. 9
    Commissions ............................................................ 9
    Brokerage Selection .................................................... 9
    Directed Brokerage and Regular Broker-Dealers........................... 9
  CAPITAL STOCK AND OTHER SECURITIES ....................................... 10
  PURCHASE, REDEMPTION, AND PRICING OF SHARES
    Purchase of Shares ..................................................... 10
 Fund Reorganizations ...................................................... 10
 Offering Price and Redemption in Kind ..................................... 10
  TAXATION OF THE FUND ..................................................... 10
  UNDERWRITERS OF THE FUND ................................................. 10
  CALCULATION OF PERFORMANCE DATA .......................................... 10
  FINANCIAL STATEMENTS...................................................... 10





                                   FUND HISTORY

The Bread & Butter Fund, Inc. (also referred to as the "Fund") was incorporated in New Jersey on March 2, 2004. The Fund's registered office is in Parsippany, NJ and mail may be addressed to 3633 Hill Rd 3rd Flr. Parsippany, NJ 07054.

             DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS
                               Classification
The Fund is an open-end, no load, non-diversified management investment company.

                    Principal Investment Strategies and Risks
All principal investment strategies and risks are discussed in the prospectus.
_______________________________________________________________________________
The Contrarian/Value Investment Strategy is a discipline that utilizes investor overreactions to capture inefficiencies in the market by investing in securities that are out of favor and undervalued. A contrarian mindset is necessary to look at out of favor areas of the market. Usually out of favor areas of the market are in the least popular areas of the market, controversy surrounds the sector and investor sentiment is negative. Typically with fewer investors analyzing a security, there is a greater chance that share price inefficiencies and under valuation exist in the short-term.
_______________________________________________________________________________
The Fund will follow a Contrarian/Value Investment Strategy that focuses on investing in out of favor-undervalued securities that qualify through the four step investment process; 1) Complete Financial Statement Analysis/Financial Integrity.2) Industry Dynamics 3) Overall Management Strategy 4)Analyst Sentiment. However, there may be times when the Advisor is unable to find undervalued securities and will allow cash balances to increase to higher than normal levels or will search for special situation investments. Special situation investments can include distressed debt (Junk Bonds), Bankrupt securities, foreign currencies, higher percentage of corporate or government bonds in the Fund, High cash levels and concentrating security positions in the Fund.
The Adviser does not intend to invest in cash equivalents or Government Corporate Bonds on a regular basis or for long periods of time. It does wish to have the authority to do so as a defensive strategy. There may be times when the returns on such cash equivalents and bonds may be more attractive than other asset classes.
Distressed Debt (Junk Bonds) are securities rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality securities generally is more dependent on credit risks or the ability of the issuer to meet interest and principal payments, than investment grade debt securities. Issuers of high yield debt securities may not be as financially strong as those issuing bonds with higher credit ratings. Distressed debt securities are usually in bankruptcy or in the process of bankruptcy. These defaults occur when a company misses an interest payment or principal payment. These are highly risky investments and there may be times that the Adviser does not detect all risks associated with the investment that can lead to losses for the Fund. Other risks to consider are the illiquid nature of these investments, wider transactions spreads and possible longer drawn out bankruptcy process. In determining whether a distressed security is worthy of investment, the Adviser will look carefully at the capital structure of the firm. Various debt instruments have more favorable asset backing in bankruptcy or restructurings.
For example secured debt will have an asset backing it up and preferred stock will come after all debt securities in a bankruptcy.

                                      -1-


Foreign Securities and Currency: Investing in foreign securities and foreign currencies may be affected by changes in currency rates, political and economic regulatory, markets and transaction cost. If the Fund invests in foreign securities, its value may be affected by the value of the local currency relative to the dollar. When the Fund sells a foreign denominated currency, the security's value may be worth less in dollars even if the security increases in value in its home country. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have unstable governments, different legal systems, immature economic structures, national policies restricting investment by foreigners, and economics based only on a few industries. There may be less regulatory supervision by the government of foreign markets. As a result, foreign issuers may not be subject to uniform accounting, auditing and financial reporting standards and practices applicable to domestic companies. There may be less available public information about the foreign issuers. Transaction cost of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.
REIT: A REIT is a Real Estate Investment Trust. A REIT is a pooled investment vehicle which purchases primarily income-producing real estate or real estate related loans or other real estate related interests. The trust then issues shares whose value and performance are dependent upon the investment experience of the underlying real estate related investments. The Fund's investment in REITs is subject to certain real estate related risks. These risks include, among others; changes in general and local economic conditions, possible declines in the value of real estate, the possible lack of available money for loans to purchase real estate, overbuilding in particular areas, prolonged vacancies in rental properties, changes in tax laws, the costs associated with damage to real estate resulting from storms and changes in property taxes, rents and interest rates.

                   Non-Principal Investment Strategies and Risk
Investment Company Securities: The Fund may invest from time to time in other investment company securities subject to applicable law which restricts such investments. Under section 12(d)(1) of the Investment Company Act of 1940, as amended, (the "1940 Act"), the Fund may only invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the outstanding voting stock of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not offered or sold after January 1, 1971, and is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1 1/2 %. An investment company that issues shares to the
Fund pursuant to paragraph 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company's total outstanding shares in any period of less than thirty days. The Fund (or the Adviser acting on behalf of the Fund) must comply with the following voting restrictions: when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund's shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security. Because other investment companies employ an investment adviser, such investments by the Fund may cause shareholders to bear duplicate fees.
                                        2

                          Investment Restrictions
Investment restrictions were selected to aid in maintaining the conservative nature of the Fund. These investment restrictions are the Fund's fundamental investment policies and therefore may not be changed except by the approval of a majority of the outstanding shares; i.e. A) 67% or more of the voting securities present at a duly called meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or
B) of more than 50% of the outstanding voting securities, whichever is less. Under the Fund's fundamental investment policies the Fund may not:
a) Change the Fund's Investment Objectives.
b) Borrow money or purchase securities on margin, but may obtain such short term credit as may be necessary for clearance of purchases and sales of securities for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets.
c) Make investments in commodities, commodity contracts or real estate although the Fund may purchase and sell securities of companies which deal in real estate or interests therein.
d) Make loans. The purchase of a portion of a readily marketable issue of publicly distributed bonds, debentures or other debt securities will not be considered the making of a loan.
e) Acquire more than 10% of the securities of any class of another issuer, treating all preferred securities of an issuer as a single class and all debt securities as a single class, or acquire more than 10% of the voting securities of another issuer.
f) Invest in companies for the purpose of acquiring control.
g) Purchase or retain securities of any issuer if those officers and directors of the Fund or its Investment Adviser owning individually more than 1/2 of 1% of any class of security or collectively own more than 5% of such class of securities of such issuer.
h) Pledge, mortgage or hypothecate any of its assets.
i) Invest in securities which may be subject to registration under the Securities Act of 1933 prior to sale to the public or which are not at the time of purchase readily saleable.
j) Invest more than 5% of the total Fund assets, taken at market value at the time of purchase, in securities of companies with less than 3 years continuous operation, including the operations of any predecessor.
k) Issue senior securities.
l) Underwrite securities of other issuers.
m) The Fund may not invest 25% or more of its total assets at the time of purchase in any one industry or group of industries.


                  Temporary Defensive Position & Portfolio Turnover

The Fund intends to be fully invested in undervalued securities. However,when there are a lack of undervalued investment opportunities based on the Adviser's Contrarian/Value Strategy, the Fund may hold higher than normal levels of cash. The cash will only be invested when undervalued securities that meet the criteria are found. The Fund does not intend to purchase securities for short-term trading opportunities in the course of ordinary operations. Accordingly,it is expected that annual turnover in the Fund will not exceed 35%, wherein turnover is computed by dividing the lesser of the Fund's total purchases or sales of securities within the period of the average monthly portfolio value ofthe Fund during such period. There may be times when the Adviser deems it prudent to substantially alter the composi-tion of the portfolio, in which event,the portfolio turnover rate may substantially exceed 35%; this would only result from special circumstances and not from the Fund's normal operations.
                                       3


                        Disclosure of Portfolio Holdings

The Fund discloses its full portfolio holdings to the public on a quarterly basis by filing with the SEC and reporting to Fund shareholders. These reports are available on the SEC internet site http://www.sec.gov or by calling the Fund's toll-free number (1-888-476-8585).

Disclosure of non-public information about the Fund portfolio holdings may occur when there is a legitimate business purpose such as making disclosures to the Fund's printer and brokers, who have a duty to keep information confidential or have been instructed by the Fund to keep information confidential. The Fund prints most of its reports internally, but there may be times when the Fund engages the services of an outside printer. The outside printer and the Fund will enter a non-disclosure agreement as per the terms mentioned in the next paragraph. The Fund and its Adviser have each adopted a Code of Ethics that forbids Fund or Advisory personnel from disclosing the Fund's non-public information. Any exceptions to the Fund's policy must be approved by an officer of the Fund and reported to the Chief Compliance Officer, who reports to the Board of Directors in a timely manner. Only the Fund's Board can change the disclosure policy.

On an ongoing basis, when necessary, certain parties, the Fund's auditor, printer and the Fund's Investment Adviser, will each enter into non-disclosure agreements with the Fund. In these agreements, the service providers must agree to: 1) treat the Fund's information confidentially until the date the information is made public and; 2) have an obligation not to use this information for trading purposes.


                            MANAGEMENT OF THE FUND

                              Board of Directors

Shareholders meet annually to elect all members of the Board of Directors, select an independent auditor, and vote on any other items deemed pertinent by the incumbent Board. The Directors are in turn responsible for determining that the Fund operates in accordance with its stated objectives, policies, and investment restrictions. The Board appoints officers to run the Fund & selects an Investment Adviser to provide investment advice (See Investment Adviser, pg 6 of the Prospectus). It plans to meet four times a year to review Fund pro-gress & status.

Since the Fund is small, there are currently no committees. The independent Chairman of the Board, Mr. Don McDermott, will work closely with the Independent Auditor, Sanville & Company in the financial controls and audits of the Fund.

                          Management Information

Officers and Directors of the Fund: Their addresses and principal occupations during the past five years are:

Name, Address     Position in  Term  of Office  Principal     #  of     Other
   and Age           the Fund    and Length of   Occupation    Funds     Funds
                                  Time Served    Past Five    Overseen  Where He
                                                    Years        by     Acts  as
                                                              Director  Director
Interested Officers

James B. Potkul     President       1 year     President        None     None
3633 Hill Rd 3rd      and                         and
Parsippany,NJ    Chief Investment            Chief Investment
  42             & Compliance       1 year   Officer Potkul
                 Officer of Fund             Capital Mgt LLC
                 Secretary
                                            4
Elaine Potkul                       1 year   Administration     None     None
3633 Hill Rd 3rd                             Potkul Capital
Parsippany,NJ                       1 year   Management LLC
  44

Interested Director

Jeffrey Potkul*     Director        1 year  Specialist-Urology  One      None
851 West End Ave    Interested              Ethicon Endo
Suite 6R                            1 year  Surgery Inc.
New York, NY                                Johnson & Johnson
  39
Non-Interested Directors

Donald McDermott    Director        1 year  Professor-Biology   One      None
218 Halsey Rd       Non-Interested  1 year  Essex County College
Parsippany, NJ      Chairman of the Board
  75

Frank J.Figurski    Director        1 year  Senior Systems      One      None
3 Cypress Court     Non-Interested          Technician - HSBC
Clinton, NJ 08809                   1 year  Technology & Services
  43                                        USA Inc.
                                          5

Theodore Moskala    Director        1 year  National Recovery   One      None
21 Tilbury Drive    Non-Interested          Center Director
Bristol, RI 02809                   1 year  St. Paul Travelers
  41                                        Corp.


Footnote:
*Directors of the Fund are considered "Interested Persons", as defined in the
 Investment Company Act of 1940 because these individuals are affiliated with the Investment Advisor. Other "immediate family members" that own the fund are June Ann and Christine Potkul, daughters of James Potkul. Jeffrey Potkul is the brother of James Potkul.

Fund Holdings of Directors

Name Of Director     *Dollar Range of Equity    Aggregate Dollar Range of
                      Securities in the Fund    Equity Securities in All
                                                Registered Investment Companies
                                                Overseen by Director in Family
                                                of Investment Companies
--------------        -------------------      ------------------------------
James Potkul**        over $100,000             None
President
Elaine Potkul**       over $100,000             None

Frank Figurski             None                 None
Don McDermott        $10,001 - $50,000          None
Theodore Moskala           None                 None
Jeffrey Potkul       $50,001 - $100,000         None

*Valuation date 03/28/06
**James Potkul & Elaine Potkul are married and are Not Fund Directors.
  JuneAnn Potkul and Christine Potkul are daughters.



                                        5
                          Compensation and Sales Load
Compensation and Sales Load: No compensation, pension or retirement benefits will be paid to directors and/or officers of the Fund at present time and none are presently contemplated. The Fund will compensate for travel expenses associated with their Fund duties. But this may be changed in the future by the Board of Directors at their discretion. The Fund does not compensate officers and directors that are affiliated with the Investment Adviser except as they benefit through payment of the Advisory fee. There are no sales loads whatsoever.

                                CODE OF ETHICS

Pursuant to the requirements of rule 17j-1 code of ethics under the Investment Company of Act of 1940 and in order to protect against certain unlawful acts, practices and courses of business by certain individuals or entities related to the Bread & Butter Fund, Inc. (the "Fund"), the Fund and Potkul Capital Management LLC have adopted a Code of Ethics and procedures for implementing the provisions of the code. The personnel of the Fund and Investment Adviser are subject to the code of ethics when investing in securities that may be purchased, sold or held by the Fund.
DISCLOSURE CONCERNING PROXY VOTING RELATED TO PORTFOLIO SECURITIES
The Board of Directors of the Fund has delegated responsibilities for decisions regarding proxy voting for securities held by the Fund to the Fund's Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures. In some instances, the Adviser may be asked to cast a proxy vote that presents a conflict between the interests of the Fund's shareholders and those of the Adviser or an affiliated person of the Adviser. In such a case, the Fund's policy requires that the Adviser abstain from making a voting decision and to forward all necessary proxy voting materials to the Board to enable the Board of Directors to make a voting decision. The Adviser shall make a written recommendation of the voting decision to the Board of
Directors, which shall include : i) an explanation of why it has a conflict of interest; (ii) the reasons for its recommendation; and (iii) an explanation of why the recommendation is consistent with the Adviser's (or sub-adviser's) proxy voting policies.
The Board of Directors shall make the proxy voting decision that in its judgement, after reviewing the recommendation of the Adviser, is most consistent with the Adviser's proxy voting policies and in the best interest of Fund shareholders.
A summary of Fund proxy voting policies:
1.Electing a Board of Directors- a board should be composed primarily of independent directors and key board committees should be entirely independent. The Adviser generally supports efforts for declassified boards or other measures that permit shareholders to remove a majority of directors at any time;
2. Approving Independent Auditors-the relationship between a company and its auditors should be limited primarily to the audit engagement.
3. Providing equity-based compensation plans-appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of shareholders and the interests of directors, management and employees by providing incentives to increase shareholder value.Conversely, the Adviser is opposed to plans that substantially dilute ownership interests in the company, provide participants with excessive awards, or have inherently objectionable structural features;
4.Corporate Voting Structure-shareholders should have voting power to their equity interet in the company and should be able to approve or reject changes to a company's by-laws by a simple majority vote. The Adviser opposes super-majority requirements and generally supports the ability of shareholders to cumulate their votes for the election of directors;
5.Shareholders rights plans-shareholders rights plans, also known as poison pills, may tend to entrench current management, which the Adviser generally
                                     6
considers to have a negative impact on shareholder value;
6.Other Investment Companies-When the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will neither seek instruction from the Fund's shareholders with regards to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote's of all other holders of such security. The Adviser may at times take on an activist role in order to affect change at a security holding in order to unlock shareholder value. The Fund or the Investment Adviser have No voting agreements or arrangements with any current public companies held by the Fund. Fund shareholders may obtain the Fund's proxy voting record by calling up the Fund directly at 1-888-476-8585, visiting our web site at www.BreadandButterFund .com or checking the SEC web site www.sec.gov

                 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
                                Control Persons
William Merring jr. does have a control position in the Fund of 30.94%, but has indicated he is a passive shareholder. The Fund is controlled by its Board of Directors and run by its officers chosen by the Board.

                                Principal Holders
James B. Potkul, the President and Portfolio Manager of the Fund, and owner of the Investment Adviser owns 23.43% of the Fund; Jeffrey Potkul, Board of Director owns 9.05%. Major shareholders: Independent investor, William Merring Jr. 30.94%.
                               Management Ownership
All officers and directors own about 36% of the outstanding shares of the Fund.

                      INVESTMENT ADVISORY AND OTHER SERVICES

                              Investment Adviser
Potkul Capital Management, LLC acts as the Investment Adviser to the Fund. The Adviser, Potkul Capital Management LLC, does not perform services for any other registered investment company. It was formed on January, 1995 and it is currently owned and controlled by James B. Potkul President and Chief Investment Officer of the firm.

The Fund's Board of Directors considered several factors before approving the Advisory Agreement with Potkul Capital Management, LLC. In particular the Board considered the investment experience of the Adviser to follow a disciplined investment strategy and seek undervalued securities, the willingness of the Adviser to pay initial organizational costs, the willingness of the Adviser to cap total expenses at 2% and the Adviser's ability to keep cost low by performing transfer agent and accounting services to the Fund. The Board of Director's evaluation of these material factors concluded that the management fee was fair and competitive balanced with the Adviser's years of investment experience in a disciplined value strategy.

        Services Provided by, and Fees Paid to the Investment Adviser
The Investment Adviser is responsible for furnishing investment direction advice to the Directors of the Fund on the basis of a continuous review of the portfolio and to provide implementation as to when and to what extent securities should be purchased or sold. See section "Investment Adviser" in prospectus.The Investment Adviser also performs all shareholder service functions and is responsible for the day to day operation of the Fund. In addition, it provided transfer agency, portfolio pricing, administration, accounting, financial reporting, tax accounting and compliance services through the year ended December 31, 2005. The Investment Adviser will act as the dividend paying agent,but tax forms, checks and postage are supplied by the Fund. Potkul Capital
                                       7

Management LLC (the Adviser) has an agreement with the Fund to pay the Fund's initial organizational expenses and to absorb sufficient expenses to hold the total expenses of the Fund to equal or less than 2% per year of the averaged total net assets of the Fund. The annual advisory fee paid by the Fund is 1%. This fee is computed and accrued on the daily closing net asset value of the Fund and is payable monthly.

The Adviser retains the right to use the name "Bread & Butter" in connection with another investment company or business enterprises with which the Adviser is or may become associated. The Fund's right to use the name "Bread & Butter" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Adviser on ninety days written notice.
                             Principal Underwriter
The Fund has no underwriter since the Fund sells its shares directly to the public.
                  Third-Party Payments and Other Service Providers
There are no third party payments of any kind or service agreements with any organization or individual other than the Investment Adviser. Potkul Capital Management LLC will act as the Fund's transfer agent and dividend paying agent. Potkul Capital Management LLC will not receive compensation from the Fund for these services. The principal address of Potkul Capital Management LLC is 3633 Hill Rd. 3rd Flr. Parsippany, NJ 07054. James Potkul does the accounting for the Fund subject to Sanville & Company for all audit procedures. James Potkul does not have any past experience doing accounting for a registered investment company. He will not receive compensation for this service.

The St. John & Wayne Law Firm, of Newark, NJ is the fund's legal representation on an as needed basis.

                               Transfer Agent
The Fund's Investment Adviser, Potkul Capital Management LLC. (PCM) 3633 Hill Rd. 3rd Flr. Parsippany, NJ 07054, acts as the Fund's transfer agent which records all Fund share purchases and redemptions on Fund premises. There are no employee charges for these services, but the Fund is charged for postage, supplies and a software fee. Stock certificates are not issued due to the chance of loss and the accompanying costs of reissue indemnification. All shareholder holdings are maintained in book form. The Fund has computer hardware and software, which are provided and managed by Potkul Capital Management, LLC. to run the Fund's daily operations. All data is backed up and stored in secure locations. PCM has no prior experience acting as a transfer agent, including providing computerized accounting services to a registered investment company, such as the Fund. Potkul Capital Management, LLC has been granted and approved registration pursuant to Section 17A(c) of the Securities Exchange Act of 1934 as a transfer agent.

Custody Of Investments: The Fund is self-custodian of the Fund's investments. The Fund will operate under Rule 17f-4 and its amendments under the Investment Company Act of 1940. Therefore, securities and similar investments of the Fund will be maintained with a "Securities Depository" registered with the Securities and Exchange Commission ("SEC") or a federal reserve bank by using the following intermediary custodian:
  1. Charles Schwab & Co. Inc. ("Schwab") with offices throughout the United States.
The Fund's securities and similar investments will be held in street name and maintained in bookkeeping entry by the "Securities Depository". Schwab met the following criteria required under Rule 17f-4:
  A. Not affiliated with the Fund.
  B. Use a federally registered "Securities Depository" known as Depository Trust Company ("DTC") to hold clients assets.

                                        8

 C. Exercise due care in accordance with reasonable commercial standards in discharging its duty as a securities intermediary to obtain and thereafter maintain such financial assets.
  D. Provide promptly, upon request by the Fund, such reports as are available concerning internal accounting controls and financial strength of custodian.

                            INDEPENDENT AUDITORS
Sanville & Company, Independent Registered Public Accounting Firm, 1514 Old York Rd. Abington, Pennsylvania 19001, has been selected as independent public accountants for the Fund. Sanville & Company performs an annual audit of the Fund's financial statements and provides financial, tax and accounting services as requested.
                           Other Investment Advice
There are no individuals or organizations receiving remuneration from the Investment Adviser or the Fund for providing investment advice except brokers that receive competitive commissions on the purchase and sale of the Fund's securities.

                              PORTFOLIO MANAGER
James Potkul is responsible for the day-to-day management of the Fund and other separate account management of the "Adviser", Potkul Capital Management LLC. Mr. Potkul manages separate accounts at the Adviser using a similar strategy as the Fund. Using the Contrarian/Value Strategy he manages 55 accounts with total assets of approximately $8.5 mil. The separate accounts are charged a flat 1% annual management fee billed quarterly. With potential conflicts in trading and portfolio allocation by buying/selling ahead of client portfolios and not allocating securities fairly across the client base, the Adviser and the Fund have adopted compliance policies, procedures and programs such as a Code of Ethics, Trade reporting to a Chief Compliance Officer and Trading Policies and procedures to allocate securities fairly in order to address these conflicts. James B. Potkul, the portfolio manager and principal of the Adviser, Potkul Capital Management LLC. is paid a 1% annualized fee which is computed and accrued on the average daily closing net asset value of the Fund and is payable monthly.
James B. Potkul owns $100,001-$500,000 of equity securities in the Fund as of 03/28/06.
                        Dealer Reallowances and Other Services
There are no dealer reallowances, Rule 12b-1 plans, paid advertising, compensation to underwriters or broker dealers, sales personnel or interest, carrying or other finance charges. The Fund sends Prospectuses when it receives unsolicited requests and pays Delaware Charter and Guarantee Corp. to allow Potkul Capital Management LLC to act in its name as trustee for Fund IRA shareholders.

                     BROKERAGE ALLOCATION AND OTHER PRACTICES
                              Brokerage Transactions
The Fund requires all brokers to effect transactions in portfolio securities in such a manner as to get prompt execution of orders at the best price.

                                 Commissions
The Fund has no fixed policy, formula, method, or criteria it uses in allocating brokerage business based on commission charges. The Board of Directors will evaluate and review the reasonableness of brokerage commissions paid semiannually.
                             Brokerage Selection
The Board of Directors has approved permission for the President of the Fund to place buy and sell orders for the Fund securities based on recommendations from the Portfolio Manager. The President will select brokers who, in addition to meeting primary requirements of execution and price, may furnish statistical or

                                         9
other factual information and services, which in the opinion of management, are helpful or necessary to the Fund's normal operations. Information or services may include economic studies, industry studies, statistical analyses, corporate reports, or other forms of assistance to the Fund or its Adviser. No effort is made to determine the value of these services or the amount they might have reduced expenses of the Adviser. The Fund will not pay higher brokerage commissions for soft dollar credits.
                 Directed Brokerage and Regular Broker-Dealers
The Fund and Investment Adviser receives unsolicited solicitations and literature from many brokers. The Fund selects brokers based on competitive commission rates and transaction services rendered. At this time the Fund will not be making principal transactions with broker-dealers.

                    CAPITAL STOCK AND OTHER SECURITIES
Description of Common Stock: The authorized capitalization of the Fund consists of 100,000,000 shares of Bread & Butter Fund common stock of .001 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares are issued in book format (no certificates) and are fully paid and non-assessable.
Voting Rights: Each holder of the Fund's shares has voting rights equal to the number of shares held. Voting rights are non-cumulative. Therefore the holders of a majority of shares of common stock can elect all directors of the Fund if they so choose, although holders of remaining shares are still able to cast their votes.

                  PURCHASE, REDEMPTION, AND PRICING OF SHARES

                              Purchase of Shares
Offers or sales of Fund shares may not occur until a prospectus is delivered to prospective offerees or purchasers. Investors may only purchase Fund shares after receipt of a current prospectus and by filling out and submitting an application supplied by the Fund. Purchase of Fund shares is discussed at length in the section entitled "Purchase of Fund Shares" in the prospectus for more information.
                    Offering Price and Redemption in Kind
The Fund always trades at the net asset value. This means the offering and redemption prices are always the same. Details about the offering price are given in the section "Pricing of Fund Shares" in our prospectus. Redemption in kind is discussed in the section "Redemption of Fund Shares" in our Prospectus.
                            Taxation of the Fund
Taxation of the Fund is discussed in the section "Tax Consequences" in the Fund's Prospectus. The Fund intends to qualify under Subchapter M of the Internal Revenue Code. If the Fund does not qualify under Subchapter M, it would be liable for federal income tax on its capital gains and net investment income currently distributed to its shareholders, resulting in a second level of taxation that would substantially reduce net after-tax returns from the Fund.
                          Underwriters of the Fund
The Fund has no underwriters because the Fund sells its shares directly to the public.

                          CALCULATION OF PERFORMANCE DATA
(By formula P(1+T)=ERV Average Annual Total Return Quotation: The average ending redeemable value for a hypothetical $1000 investment made at the beginning of the 10/31/05 (commencement of operations) to December 31, 2005. Where P = a hypothetical initial payment of $1000; T = average annual total return; n = one year; and ERV = ending redeemable value. The Fund has limited history of operations therefore no performance calculations will be provided currently.


                               FINANCIAL STATEMENTS
The Financial Statements and Report of Independent Registered Public Accounting Firm required to be included in the Statement of Additional Information are incorporated herein by reference to the Fund's Annual Report to shareholders for the fiscal year ended December 31, 2005. The Fund will provide the Annual Report without charge at written or telephone request.

                                        10



                                   FORM N-1A
                          PART C - OTHER INFORMATION



                 Contents                                           Page #

      1.  Financial Statements & Exhibits ............................. 1

      2.  Persons Controlled by or Under Common Control with the Fund.. 1

      3.  Indemnification....... ...................................... 1

      4.  Business and other Connections of the Investment Advisor..... 2

      5.  Principal Underwriters.......... ............................ 2

      6.  Locations of Accounts & Records.............................. 2

      7.  Management Services........... .............................. 2

      8.  Undertakings....... ......................................... 2

      9.  Consent Of Independent Public Accountants.................... 2

     10.  Signatures. ................................................. 2/3

     11.  Exhibit Index... ............................................ 3
















                                          - i -



   1.  Exhibits Index
       a - Articles of Incorporation are hereby incorporated by reference to the Registration Statement filed on April 11, 2005.
       b - By-Laws are hereby incorporated by reference to the Registration
           Statement filed on April 11, 2005.
       c - Instruments Defining Rights of security Holders - None d - Investment Advisory Contracts- Management Agreement is hereby incorporated by reference to the Pre-effective Amendment No.1 to the Registration Statement filed on July 26, 2005.
       e - Underwriting Contracts - None
       f - Bonus or Profit Sharing Contracts - None g - Custodian Agreement - Charles Scwab & Co./ Bread & Butter Fund
           Intermediary Custodial Agreement is hereby by incorporated by reference to the Pre-Effective Amendment No. 2 of the Registration Statement filed on September 28, 2005.
       h - Other Material Contracts - Financial Institution Bond h1- Other Material Contracts - Reimbursement Agreements h2- Other Material Contracts - Trustar Retirement Services/Potkul Capital
           Mgt LLC. Are incorporated by reference to the Pre-Effective Amendment No. 2 to the Registration Statement Filed September 28, 2005.
       i - Legal Opinion - legal opinion is hereby incorporated by reference to the Pre-Effective Amendment No. 1 to the Registration Statement filed on July 26, 2005.
       j - Other Opinions- Consent of Auditor filed herewith k - Omitted Financial Statements - None l - Initial Capital Agreements - Investment Letters of Initial share-
           holders are hereby incorporated by reference to the Pre-Effective Amendment No. 2 to the Registration Statement filed on September 28, 2005.
       m - Rule 12b-1 Plan - None
       n - Rule 18f-3 Plan - None
       o - Trading Policies and Procedures - is hereby incorporated by refer-ence to the Pre-Effective Amendment No. 1 to the Registration Statement filed July 26, 2005.
       p - Code of Ethics - is hereby incorporated by reference to the Pre-
           Effective Amendment No.1 to the Registration Statement filed on July 26, 2005.

2.  Persons Controlled by or Under Common Control with the Fund-Not applicable

3. Indemnification - Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant, the registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnifica-tion is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceedings) is asserted by such director, officer or controlling person in connection with the securi-ties being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                      -1-


    Article XII, Section 3 of the Fund's By-Laws States that each director and Officer of the Corporation shall be indemnified by the corporation against reasonable costs and expenses incurred by him/her in connection with any action, suit or proceeding to which he/she may be made a party by reason of his/her being or having been a director or officer of the corporation, except in relation to any action, suits or proceedings in which he/she has been adjudged liable because of misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his/her office.

4. Business and other Connections of the Investment Adviser - Potkul Capital Management LLC is the Adviser of the Fund. James Potkul is the President of the Adviser and of the Fund.

5. Principal Underwriters - See section "Underwriters of the Fund" on Part b Statement of Additional Information.

6. Location of Accounts & Records - All Fund records are held at corporate head quarters - 3633 Hill Rd 3rd Flr Parsippany NJ 07054 - with the exception of security certificates which the Fund will operate under rule 17f(4) and its amendments under the Investment Company Act of 1940. Therefore, securities and similar investments of the Fund will be maintained with a "securities depository" registered with the Securities and Exchange Commission ("SEC") or a federal reserve bank by using Charles Schwab & Co. Inc with offices across the U.S. as the intermediary custodian. James Potkul of Potkul Capital Management LLC 3633 Hill Rd 3rd Flr Parsippany NJ 07054 will main-tain physical possession of each amount, book or other document required to be maintained by laws, rules or regulations.

7.  Management Services - Not applicable

8.  Undertakings        - Not applicable

9.  CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
    As the independent registered public accounting firm, we hereby consent to the use of our report dated February 3, 2006 for the Bread & Butter Fund,Inc.(the "Fund") and to all references to our firm included in or made a part of this Post-Effective Amendment No. 1 under the Securities Act of 1933 and Post-Effective Amendment No. 4 under the Investment Company Act of 1940 to the Bread & Butter Fund, Inc.'s Registration Statement on Form N-1A (File Nos. 333-123976 and 811-21748), including the reference to our firm under the heading "Independent Auditors" in the Statement of Additional Information of the Fund.

    Abington, Pennsylvania			/s/ Sanville & Company
    March 23, 2006


10. Signatures -

    Pursuant to the requirements of the Securities Act of 1933 and the Invest-ment Company Act of 1940, Bread & Butter Fund, Inc. certifies that it meets all of the requirements for effectiveness of this Registration Statement and duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Parsippany, NJ and State of New Jersey on the 28th Day of March, 2006.

    Bread & Butter Fund, Inc.       By: /s/ James B. Potkul
                                       --------------------------
                                       James B. Potkul, President


    Pursuant to the requirements of the Securities Act of 1933, this Registra-tion Statement has been signed below by the following persons in the capa-cities and on the dates indicated.

    Signatures-
                                       Title                    Dates
    By: /s/ James B. Potkul          President
       ---------------------   (Principal Executive Officer)   03/28/06
       James B. Potkul

    By: /s/ Frank Figurski            Director                 03/28/06
       ---------------------
        Frank Figurski

    By: /s/ Donald McDermott          Chairman of the Board    03/28/06
       ---------------------          Director
        Donald McDermott

    By: /s/ Theodore Moskala           Director                03/28/06
       ---------------------
            Theodore Moskala

    By: /s/ Jeffrey Potkul             Director                03/28/06
       ---------------------
            Jeffrey Potkul


End